UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2001
                                               -------------

Check here if Amendment [ ];   Amendment Number: ___
This Amendment (Check only one.):   [   ] is a restatement.
                                    [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:      Elias Asset Management
           -------------------------
Address:   500 Essjay Rd.  Suite 220
           -------------------------
           Williamsville, NY  14221
           -------------------------

Form 13F File Number:    28-04969
                         --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Michael Brace
           -------------------------
Title:     Portfolio Manager
           -------------------------
Phone:     716-633-3800
           -------------------------

Signature, Place, and Date of Signing:

                           WILLIAMSVILLE, NY                      08/02/01
----------------------     ---------------------               ----------------
[Signature]                [City, State]                            [Date]

Report Type          (Check only one.):
[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

           Form 13F File NumberName

           28-04969         _______________________-  [Repeat as necessary.]
           --------

                              Form 13F SUMMARY PAGE



Report Summary:

Number of Other Included Managers:                  0
                                             -------------------
Form 13F Information Table Entry Total:             79
                                             -------------------
Form 13F Information Table Value Total:       $    421501
                                             -------------------
                                                (thousands)

List of other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

           No.       Form 13F File Number           Name

                     28-                      __________________________

[Repeat as necessary.]



                             Elias Asset Management
                                    FORM 13F
                                  June 30, 2001

                                                                                                       Voting Authority
                                                                                                  ----------------------
                                                   Value  Shares/  Sh/ Put/ Invstmt    Other
  Name of Issuer        Title of class   CUSIP   (x$1000) Prn Amt  Prn Call Dscretn   Managers     Sole    Shared   None
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- --------

AOL Time Warner Inc.           COM     00184A105    14082   265706 SH       Sole                   265706
Agilent Technologies           COM     00846U101     8264   254277 SH       Sole                   254277
American Express               COM     025816109    10139   261303 SH       Sole                   261303
American International Group   COM     026874107    19217   223454 SH       Sole                   223454
Amgen Inc.                     COM     031162100      229     3770 SH       Sole                     3770
Anadarko Petroleum Corp.       COM     032511107    10456   193520 SH       Sole                   193520
Automatic Data Processing      COM     053015103    12893   259412 SH       Sole                   259412
Bank of New York               COM     064057102      370     7700 SH       Sole                     7700
Bankamerica Corp.              COM     060505104    16143   268918 SH       Sole                   268918
Bristol Myers Squibb           COM     110122108      341     6525 SH       Sole                     6525
Cisco Sys Inc.                 COM     17275R102     7643   419940 SH       Sole                   419940
Citigroup                      COM     172967101    21114   399593 SH       Sole                   399593
Clear Channel Communications   COM     184502102    12746   203286 SH       Sole                   203286
Corning Inc.                   COM     219350105     7419   443984 SH       Sole                   443984
DuPont E.I.                    COM     263534109    13061   270750 SH       Sole                   270750
EMC Corp. Mass                 COM     268648102     8333   286856 SH       Sole                   286856
Emerson Electric               COM     291011104    12448   205757 SH       Sole                   205757
Exxon Mobil Corporation        COM     30231G102    15394   176234 SH       Sole                   176234
General Electric               COM     369604103    19254   394950 SH       Sole                   394950
Gillette Co.                   COM     375766102    14223   490603 SH       Sole                   490603
Home Depot Inc.                COM     437076102    14172   304446 SH       Sole                   304446
Intel Corp.                    COM     458140100    12476   426530 SH       Sole                   426530
JP Morgan Chase & Company      COM     46625H100    13229   296625 SH       Sole                   296625
Johnson & Johnson              COM     478160104      306     6112 SH       Sole                     6112
Lilly, Eli & Co.               COM     532457108     9884   133573 SH       Sole                   133573
Limited Inc.                   COM     532716107    12854   778079 SH       Sole                   778079
Marsh & McLennan Cos.          COM     571748102    11382   112689 SH       Sole                   112689
Merck and Co.                  COM     589331107      489     7651 SH       Sole                     7651
Merrill-Lynch                  COM     590188108    12512   211167 SH       Sole                   211167
Microsoft, Inc.                COM     594918104    15591   213576 SH       Sole                   213576
Nasdaq-100                     COM     631100104      343     7500 SH       Sole                     7500
Pfizer Inc.                    COM     717081103      201     5007 SH       Sole                     5007
S & P 500 Dep Receipt          COM     78462F103      368     3000 SH       Sole                     3000
Solectron Corp.                COM     834182107     8000   437140 SH       Sole                   437140
Texas Instruments              COM     882508104    12449   395207 SH       Sole                   395207
Tyco International Ltd         COM     902124106    12616   231495 SH       Sole                   231495
Wal-Mart Stores                COM     931142103    11786   241515 SH       Sole                   241515
Walt Disney Co.                COM     254687106    11687   404517 SH       Sole                   404517
WorldCom Inc.                  COM     98157D106    10067   708932 SH       Sole                   708932
Brandywine Fund                        10532D107      739 28142.9560SH      Sole               28142.9560
Eaton Vance Tax Managed Growth         277919205      416 778.0920 SH       Sole                 778.0920
Small Cap Growth #67                   783925837      663 37713.8830SH      Sole               37713.8830
Small Cap Value #58                    783925688      733 40642.2440SH      Sole               40642.2440
First Mutual Fund                      892880105     1608 140452.5455SH     Sole              140452.5455
American Home Products         COM                   1386    23720 SH       Sole                    23720
Amgen Inc.                     COM     031162100     3027    49890 SH       Sole                    49890
BP Amoco PLC-Spons ADR         COM     055622104      411     8240 SH       Sole                     8240
Bank of New York               COM     064057102      230     4800 SH       Sole                     4800
Bankamerica Corp.              COM                    226     3762 SH       Sole                     3762
Bristol Myers Squibb           COM                   1241    23725 SH       Sole                    23725
Chevron Corp.                  COM     166751107      388     4290 SH       Sole                     4290
Colgate - Palmolive            COM     194162103      425     7200 SH       Sole                     7200
Colonial Bancgroup             COM     195493309      173    12000 SH       Sole                    12000
Community Bank Systems         COM     203607106     1274    45500 SH       Sole                    45500
Computer Task Group            COM     205477102      659   181150 SH       Sole                   181150
DuPont E.I.                    COM                    337     6996 SH       Sole                     6996
Exxon Mobil Corporation        COM     30231G102     3059    35023 SH       Sole                    35023
General Electric               COM     369604103     3822    78393 SH       Sole                    78393
Gillette Co.                   COM     375766102      700    24139 SH       Sole                    24139
Intel Corp.                    COM                    255     8720 SH       Sole                     8720
International Business Machine COM                    444     3931 SH       Sole                     3931
Jefferson Pilot Corp.          COM     475070108      220     4555 SH       Sole                     4555
Johnson & Johnson              COM     478160104      210     4200 SH       Sole                     4200
Merck and Co.                  COM                    895    14000 SH       Sole                    14000
Microsoft, Inc.                COM     594918104      375     5132 SH       Sole                     5132
Pfizer                         COM                    346     8637 SH       Sole                     8637
Philip Morris                  COM     718154107      244     4800 SH       Sole                     4800
Rand Capital Corp.             COM     752185108       21    10000 SH       Sole                    10000
S&P Small Cap 600              COM     464287887      239     3100 SH       Sole                     3100
SBC Communications             COM                    317     7903 SH       Sole                     7903
Safari Associates Inc.         COM     786363101       14    26500 SH       Sole                    26500
Smithkline Beecham PLC Adr Rep COM     832378301      226     3641 SH       Sole                     3641
Texaco Corp                    COM     881694103      323     4850 SH       Sole                     4850
Trustco Bank Corp.             COM     898349105      306    22918 SH       Sole                    22918
Union Pacific                  COM     907818108      300     5460 SH       Sole                     5460
United Technologies            COM                    310     4225 SH       Sole                     4225
WM Wrigley Jr. Co.             COM     982526105      281     6000 SH       Sole                     6000
Wal-Mart Stores                COM                    207     4250 SH       Sole                     4250
Walgreen Co.                   COM     931422109      273     8000 SH       Sole                     8000
REPORT SUMMARY                 79 DATA RECORDS              421501            0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED

